NET (LOSS) INCOME ATTRIBUTABLE TO COMMON STOCKHOLDERS - Schedule of Earnings Per Share, Basic and Diluted (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Earnings Per Share [Abstract]
Net (loss) income	$ (810,475)	$ (3,414)	$ (1,276,679)	$ 3,435
Weighted average common shares outstanding - basic (in shares)	324,967	158,890	316,269	158,338
Add: Dilutive share-based compensation awards (in shares)	0	0	0	19,004
Weighted average common shares outstanding - diluted (in shares)	324,967	158,890	316,269	177,342
Net (loss) income per share – basic (in dollars per share)	$ (2.49)	$ (0.02)	$ (4.04)	$ 0.02
Net (loss) income per share – diluted (in dollars per share)	$ (2.49)	$ (0.02)	$ (4.04)	$ 0.02